COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2012 are:

Operating Leases
June 30, 2013	352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€1,291